Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales
Schedule of cost of sales

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Cost of transportation (B2B)	10,654,177	14,185,568	27,447,735
Captain costs (B2C)	2,913,963	4,555,709	15,369,523
	13,568,140	18,741,277	42,817,258